Commitments and Contingencies (Details Narrative) (10-K) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 08, 2017	May 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2012	Jun. 30, 2018	Dec. 31, 2017
Compensation commitments						$ 400,000	$ 400,000
Office Lease Agreement [Member]
Lease term				Feb. 28, 2018
Monthly lease payment				$ 3,000
Cars Lease Agreement [Member]
Lease term			Dec. 31, 2019
Monthly lease payment			$ 2,500
Officer Lease Agreement [Member]
Lease term		Dec. 31, 2020
Monthly lease payment		$ 14,000
Securities Exchange Agreement [Member]
Purchase price of Plaintiffs	$ 3,375,000
Loss contingency, damages sought	$ 1,000,000
Technician Research And Development Foundation Limited [Member] | Minimum [Member]
Royalties payable as percentage of future sales					1.50%
Technician Research And Development Foundation Limited [Member] | Maximum [Member]
Royalties payable as percentage of future sales					3.00%
Israeli Innovation Authority [Member] | 2013 Through 2017 [Member]
Total grants obtained							$ 1,183,000
Royalties payable as percentage of future sales							3.00%